CONVERTIBLE DEBT (Details Textual) (USD $)	12 Months Ended			122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jan. 11, 2008
Convertible debt			$ 2,720,985
Debt Instrument, Interest Rate, Stated Percentage					7.01%
Debt Conversion, Converted Instrument, Shares Issued		4,181,535	3,278,786
Issuance of common stock upon conversion of convertible notes		3,184,707
Debtinstrument Conversion Additional Shares Issued Upon Revsied Conversion Terms		343,963
Debt Instrument Conversion Shares Agreed Upon Prior To Conversion Terms		3,837,572
Intrinsic value of beneficial conversion feature associated with convertible debt	0	257,973	213,792	471,765
Offering Price Per Share Of Common Stock In Private Placement		$ 0.75
Convertible Debt [Member]
Convertible debt			2,720,985
Increase Decrease In Cash Reserves			250,000
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum			10.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum			22.00%
Debt Instrument, Convertible, Conversion Price			$ 0.82987
Debt Instrument, Convertible, Terms of Conversion Feature			Convertible Notes were subject to an automatic conversion feature equal to 70% of the per share price of a qualified financing
Issuance of common stock upon conversion of convertible notes			20,000,000
Intrinsic value of beneficial conversion feature associated with convertible debt		257,973	213,792
Interest Expense		$ 257,973